PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS
PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS

14.                         PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS

	As of December 31, 2011	As of December 31, 2012
Prepaid lease payments for land use rights	$33,718	$35,030
Current portion of prepaid lease payments for land use rights	(761)	(809)
Non-current portion of prepaid lease payments for land use rights	$32,957	$34,221

The amount represents prepayments of rentals for land use rights situated in the PRC for a period of 50 years. Amortization expense was $853, $749 and $814 for the years ended December 31, 2010, 2011 and 2012, respectively.

Certain land use rights were pledged to secure credit facilities granted to the subsidiaries. The carrying amount of land use rights pledged as of December 31, 2011 and December 31, 2012 was $12,906 and $10,125 respectively.